Condensed Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 2,710		$ 3,055			$ 3,115
Accounts receivable	422		557			533
Inventory	293		415			464
Prepaid expenses	177		247			235
Other current assets			4
Total current assets	3,602		4,278			4,347
Loan fees, net	3		4			9
Right of use asset - operating leases	73		41
Oil and gas properties, net (full cost accounting method)	4,045		4,385			4,804
Other property and equipment, net	126		149			190
Accounts receivable - noncurrent			65			130
Other noncurrent assets	4					4
Total assets	7,853		8,922			9,484
Current liabilities
Accounts payable - trade	113		269			132
Accrued liabilities	127		164			282
Lease liabilities - operating leases - current	62		41
Lease liabilities - finance leases - current	59		61
Current maturities of long-term debt	64					51
Asset retirement obligation - current	75		75			83
Total current liabilities	500		610			548
Lease liabilities - finance leases - noncurrent	30		41
Lease liabilities - Operating leases - noncurrent	11
Long term debt, less current maturities	102					73
Asset retirement obligation - noncurrent	1,936		1,923			2,096
Total liabilities	2,579		2,574			2,717
Commitments and contingencies (Note 10)
Preferred stock, 25,000,000 shares authorized:
Series A Preferred stock, $0.0001 par value, 10,000 shares designated; 0 shares issued and outstanding
Common stock, $0.001 par value, authorized 100,000,000 shares, 10,673,539 and 10,658,775 shares issued and outstanding	11		11			11
Additional paid-in capital	58,300		58,293			58,276
Accumulated deficit	(53,037)		(51,956)			(51,520)
Total stockholders' equity	5,274	$ 5,825	6,348	$ 6,690	$ 6,675	6,767	$ 5,175
Total liabilities and stockholders' equity	$ 7,853		$ 8,922			$ 9,484